Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Company contributions on behalf of the employee	$ 0.1	$ 0.1